Dec. 31, 2024
Lazard Global Infrastructure ETF
Risk Table - Lazard Global Infrastructure ETF	Risk [Text Block]
Principal Investment Risks	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Lose Money [Member]	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Market Risk

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Issuer Risk

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Infrastructure Companies Risk

Infrastructure Companies Risk: The Portfolio will be concentrated (i.e., more than 25% of the value of the Portfolio’s assets) in securities of issuers having their principal business activities in industries represented by infrastructure companies, and the Portfolio would be expected to be affected by developments in those industries. Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

Repurchase Agreements Risk

Repurchase Agreements Risk: The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This is intended to insulate the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

Non-U.S. Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk

Foreign Currency Risk: Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

Forward Currency Contracts and Currency Hedging Risk

Forward Currency Contracts and Currency Hedging Risk: Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Value Investing Risk

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Focused Investing Risk

Focused Investing Risk: The Portfolio's net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Authorized Participant Concentration Risk

Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the Portfolio. The Portfolio has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Portfolio has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Portfolio and no other authorized participant creates or redeems, Shares may trade at a discount to net asset value and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Large Shareholder Risk

Large Shareholder Risk: Certain shareholders, including other funds advised by the Investment Manager, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, the Investment Manager or an affiliate of the Investment Manager, an Authorized Participant, a market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions (to the extent redemptions are effected in cash), diluting its investment returns. These large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s net asset value, increase the Portfolio’s brokerage costs and/or have a material effect on the market price of the Portfolio shares.

Market Trading Risk

Market Trading Risk: The net asset value of the Portfolio and the market price of your investment in Portfolio shares may fluctuate. Market prices of Portfolio shares may fluctuate, in some cases significantly, in response to the Portfolio’s net asset value, the intraday value of the Portfolio’s holdings and supply and demand for shares. The Portfolio faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. In addition, because liquidity in certain underlying securities may fluctuate, shares may trade at a larger premium or discount to net asset value than shares of other kinds of ETFs. If a shareholder purchases shares at a time when the market price is at a premium to the net asset value or sells shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the shares, respectively. Additionally, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s underlying holdings.

Where all or a portion of the Portfolio’s underlying securities trade in a market that is closed when the market in which the Portfolio’s shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Portfolio’s domestic trading day, and liquidity in such securities may also be reduced after the applicable closing times. This in turn could lead to differences between the market price of the Portfolio’s shares and the underlying value of those shares and widened bid-ask spreads or fixing or settlement times.

No Guarantee of Active Trading Market Risk

No Guarantee of Active Trading Market Risk: There can be no assurance that an active trading market for Portfolio shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in stressed market conditions because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Portfolio’s market price and its underlying net asset value.

Trading Issues Risk

Trading Issues Risk: Trading in Portfolio shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in shares on the listing exchange inadvisable. In addition, trading in shares on the listing exchange is subject to trading halts caused by extraordinary market volatility pursuant to the listing exchange “circuit breaker” rules. In the event of a trading halt or unanticipated early closing of the listing exchange, a shareholder may be unable to purchase or sell shares of the Portfolio. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met or will remain unchanged.

Limited Operating History Risk

Limited Operating History Risk: The Portfolio has not commenced operations. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Portfolio achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Portfolio, which may be subject to heightened volatility. In addition, there can be no assurance that the Portfolio will grow to or maintain an economically viable size.

Lazard US Systematic Small Cap Equity ETF
Risk Table - Lazard US Systematic Small Cap Equity ETF	Risk [Text Block]
Principal Investment Risks	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Lose Money [Member]	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Market Risk

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Issuer Risk

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small Cap Companies Risk

Small Cap Companies Risk: Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Quantitative Model Risk

Quantitative Model Risk: The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Depositary Receipts Risk

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

Non-U.S. Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Sector Risk

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

High Portfolio Turnover Risk

High Portfolio Turnover Risk: The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Authorized Participant Concentration Risk

Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the Portfolio. The Portfolio has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Portfolio has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Portfolio and no other authorized participant creates or redeems, Shares may trade at a discount to net asset value and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Large Shareholder Risk

Large Shareholder Risk: Certain shareholders, including other funds advised by the Investment Manager, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, the Investment Manager or an affiliate of the Investment Manager, an Authorized Participant, a market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions (to the extent redemptions are effected in cash), diluting its investment returns. These large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s net asset value, increase the Portfolio’s brokerage costs and/or have a material effect on the market price of the Portfolio shares.

Market Trading Risk

Market Trading Risk: The net asset value of the Portfolio and the market price of your investment in Portfolio shares may fluctuate. Market prices of Portfolio shares may fluctuate, in some cases significantly, in response to the Portfolio’s net asset value, the intraday value of the Portfolio’s holdings and supply and demand for shares. The Portfolio faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. In addition, because liquidity in certain underlying securities may fluctuate, shares may trade at a larger premium or discount to net asset value than shares of other kinds of ETFs. If a shareholder purchases shares at a time when the market price is at a premium to the net asset value or sells shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the shares, respectively. Additionally, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s underlying holdings.

Where all or a portion of the Portfolio’s underlying securities trade in a market that is closed when the market in which the Portfolio’s shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Portfolio’s domestic trading day, and liquidity in such securities may also be reduced after the applicable closing times. This in turn could lead to differences between the market price of the Portfolio’s shares and the underlying value of those shares and widened bid-ask spreads or fixing or settlement times.

No Guarantee of Active Trading Market Risk

No Guarantee of Active Trading Market Risk: There can be no assurance that an active trading market for Portfolio shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in stressed market conditions because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Portfolio’s market price and its underlying net asset value.

Trading Issues Risk

Trading Issues Risk: Trading in Portfolio shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in shares on the listing exchange inadvisable. In addition, trading in shares on the listing exchange is subject to trading halts caused by extraordinary market volatility pursuant to the listing exchange “circuit breaker” rules. In the event of a trading halt or unanticipated early closing of the listing exchange, a shareholder may be unable to purchase or sell shares of the Portfolio. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met or will remain unchanged.

Limited Operating History Risk

Limited Operating History Risk: The Portfolio has not commenced operations. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Portfolio achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Portfolio, which may be subject to heightened volatility. In addition, there can be no assurance that the Portfolio will grow to or maintain an economically viable size.